Exhibit 99.1

Report of Independent Remittance for A6 Tranche of “Structured Asset Securities Corporation Mortgage Loan Trust 2007 BC-1” prepared for GS Mortgage Securities Corp. and Goldman Sachs & Co.

[SASC 2007-BC1]
This document details the procedures, information used to generate the report and comparison results using Trustee Remittance reports for A6 tranche (CUSIP ‘86362PAF2’) since closing date.

August 3, 2015

Table of Contents
Report of Independent Remittance for A6 Tranche of “Structured Asset Securities Corporation Mortgage Loan Trust 2007 BC-1” prepared for GS Mortgage Securities Corp. and Goldman Sachs & Co.	1
Background	3
Procedures BTM Financial performed	4
Information used from Underlying Trustee Report (Exhibit 1)	5
Comparison Procedure Results for A6 Tranche (Exhibit 2)	6

2	Confidential

August 3, 2015

This report has been solely prepared for Goldman Sachs Mortgage Securities Corp. and Goldman Sachs & Co.

Background

The procedures in this report were limited to a recalculation of certain information. BTM Financial makes no representation regarding the adequacy of the information or regarding whether any material facts have been omitted. Except documents provided to BTM Financial by GS Mortgage Securities Corp., BTM Financial was not requested to perform and BTM Financial did not perform any further procedures with respect to the preparation or verification of any of the information and BTM Financial makes no representation as to the accuracy, completeness or reasonableness of the information contained therein. BTM Financial has not verified the accuracy, completeness or reasonableness of the information provided to BTM Financial by GS Mortgage Securities Corp. upon which BTM Financial relied in forming the findings.  Accordingly, BTM Financial makes no representation and expresses no opinion as to: (a) questions of legal or tax interpretation and (b) the accuracy, completeness or reasonableness of any information and assumptions. BTM Financial undertakes no responsibility to update this report for events and circumstances occurring after the date hereof.
BTM Financial was not engaged to, and did not perform an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on any of the items referred to herein.  Accordingly, BTM Financial does not express such an opinion or conclusion.
For the purpose of the procedures described in this report, the GS Mortgage Securities Corp. provided BTM Financial with the information described below:
a.	A copy of the Prospectus Supplement dated January 25, 2007 for SASC 2007-BC1.
b.	Copies of trustee reports from Feb 2007 to June 2015 relating to SASC 2007-BC1.

3	Confidential

August 3, 2015

Procedures BTM Financial performed

The following information was used to perform the analysis:
1.	Information and calculation methodologies relating to Prospectus Supplement.
2.
The information listed on Exhibit 1, as applicable, that is contained on the Underlying Trustee Reports, which the GS Mortgage Securities Corp. instructed BTM Financial to use for the procedures described in this report.

BTM Financial recalculated the following items based on above stated information:

1.	The distributions of principal and interest for the A6 tranche of this transaction corresponding to each Underlying Distribution Date prior to July 2015.
2.	Any applicable write downs for the A6 tranche corresponding to each Underlying Distribution Date prior to July 2015.

BTM Financial compared the results of its recalculations to the corresponding information on each Underlying Trustee Report.  The results of BTM Financial’s comparisons are shown on Exhibit 2.
For the purpose of completing the described procedures above, BTM Financial used the following data as reported by the Underlying Trustee reports: principal and interest amounts relating to the Underlying Mortgage Loans, the realized loss calculations for the Underlying Mortgage Loans, and the delinquency and cumulative loss amounts reported for the Underlying Mortgage Loans.

4	Confidential

August 3, 2015

Information used from Underlying Trustee Report (Exhibit 1)

1.	Certificate Holder Distribution Summary
a)	Beginning Certificate Balance
b)	Interest Distribution
c)	Principal Distribution
d)	Current Realized Loss
e)	Ending Certificate Balance
f)	Total Distribution
g)	Cumulative Realized Loss

2.	Certificate Holder Account Statement
a)	Credit Risk Manager's Fee - Clayton Fixed Income Svc
b)	Non-Supported Prepayment/Curtailment Interest Shortfall

3.	Collateral Statement
a)	Beginning Scheduled Balance
b)	Ending Scheduled Balance
c)	Scheduled Principal
d)	Unscheduled Principal
e)	Scheduled Interest
f)	Servicing Fees
g)	Other Fee
h)	Net Interest
i)	Realized Loss Amount
j)	Prepayment Penalty Paid Amount

4.	Additional Reporting - Deal Level
a)	PPTL Premium
b)	LIBOR

5.	Additional Reporting – Group Level
a)	Delinquency related Data

5	Confidential

August 3, 2015

Comparison Procedure Results for A6 Tranche (Exhibit 2)
To calculate the balances after the first distribution date, BTM Financial considered its calculated balance values for the prior periods in the analysis.  Bond balances for all the periods were solely based on BTM Financial’s independent calculations. BTM Financial determined that there were no write-downs for A6 tranche in any of the periods.

6	Confidential

This report has been solely prepared for Goldman Sachs Mortgage Securities Corp. and Goldman Sachs & Co.

Transaction:	Structured Asset Securities Corporation Mortgage Pass-Through Certificates, Series 2007-BC1
Class:	A6
CUSIP	86362PAF2

		Principal			Interest			Writedown Amount
Period	Payment Date	Underlying Trustee Report Value	Recalculated Value	Diff	Underlying Trustee Report Value	Recalculated Value	Diff	Underlying Trustee Report Value	Recalculated Value	Diff
1	Feb-07	$1,201,567.42	$1,201,567.42	$0.00	$1,149,293.34	$1,149,293.34	$0.00	$0.00	$0.00	$0.00
2	Mar-07	$9,962,861.19	$9,962,861.19	$0.00	$1,000,533.69	$1,000,533.69	$0.00	$0.00	$0.00	$0.00
3	Apr-07	$2,207,153.79	$2,207,153.79	$0.00	$1,026,710.88	$1,026,710.88	$0.00	$0.00	$0.00	$0.00
4	May-07	$2,328,158.05	$2,328,158.05	$0.00	$1,016,677.52	$1,016,677.52	$0.00	$0.00	$0.00	$0.00
5	Jun-07	$4,527,759.04	$4,527,759.04	$0.00	$1,039,630.57	$1,039,630.57	$0.00	$0.00	$0.00	$0.00
6	Jul-07	$3,428,044.51	$3,428,044.51	$0.00	$985,511.67	$985,511.67	$0.00	$0.00	$0.00	$0.00
7	Aug-07	$2,963,662.30	$2,965,059.15	-$1,396.85	$1,066,921.18	$1,066,921.18	$0.00	$0.00	$0.00	$0.00
8	Sep-07	$1,731,030.23	$1,734,708.17	-$3,677.94	$955,930.03	$955,923.68	$6.35	$0.00	$0.00	$0.00
9	Oct-07	$2,318,223.48	$2,323,259.63	-$5,036.15	$915,764.73	$915,742.46	$22.27	$0.00	$0.00	$0.00
10	Nov-07	$3,375,906.60	$3,379,125.72	-$3,219.12	$918,502.53	$918,457.53	$45.00	$0.00	$0.00	$0.00
11	Dec-07	$4,697,698.65	$4,702,921.11	-$5,222.46	$831,891.99	$831,837.36	$54.63	$0.00	$0.00	$0.00
12	Jan-08	$2,866,880.84	$2,870,081.00	-$3,200.16	$826,166.39	$826,089.09	$77.30	$0.00	$0.00	$0.00
13	Feb-08	$2,530,366.49	$2,532,934.17	-$2,567.68	$590,846.30	$590,780.52	$65.78	$0.00	$0.00	$0.00
14	Mar-08	$2,719,091.05	$2,719,127.60	-$36.55	$508,085.15	$508,021.08	$64.07	$0.00	$0.00	$0.00
15	Apr-08	$2,072,698.72	$2,074,830.71	-$2,131.99	$447,656.99	$447,599.65	$57.34	$0.00	$0.00	$0.00
16	May-08	$3,495,568.29	$3,499,346.83	-$3,778.54	$506,591.48	$506,520.14	$71.34	$0.00	$0.00	$0.00
17	Jun-08	$2,754,743.07	$2,763,300.88	-$8,557.81	$375,843.78	$375,782.16	$61.62	$0.00	$0.00	$0.00
18	Jul-08	$1,556,394.53	$1,558,015.47	-$1,620.94	$396,639.78	$396,555.09	$84.69	$0.00	$0.00	$0.00
19	Aug-08	$2,418,903.66	$2,416,172.05	$2,731.61	$403,054.11	$402,963.68	$90.43	$0.00	$0.00	$0.00
20	Sep-08	$1,666,681.86	$1,663,065.88	$3,615.98	$399,274.37	$399,189.71	$84.66	$0.00	$0.00	$0.00
21	Oct-08	$1,868,133.27	$1,874,533.82	-$6,400.55	$523,408.53	$523,307.24	$101.29	$0.00	$0.00	$0.00
22	Nov-08	$2,570,919.30	$2,563,231.30	$7,688.00	$476,594.09	$476,483.37	$110.72	$0.00	$0.00	$0.00
23	Dec-08	$2,771,921.75	$2,794,003.05	-$22,081.30	$226,293.21	$226,249.98	$43.23	$0.00	$0.00	$0.00
24	Jan-09	$3,384,990.91	$3,397,750.35	-$12,759.44	$88,219.76	$88,191.10	$28.66	$0.00	$0.00	$0.00
25	Feb-09	$2,058,456.10	$2,079,159.77	-$20,703.67	$72,365.59	$72,336.03	$29.56	$0.00	$0.00	$0.00
26	Mar-09	$1,816,962.21	$1,836,856.74	-$19,894.53	$77,433.63	$77,391.79	$41.84	$0.00	$0.00	$0.00
27	Apr-09	$1,867,828.18	$1,931,302.56	-$63,474.38	$97,382.43	$97,317.25	$65.18	$0.00	$0.00	$0.00
28	May-09	$2,288,772.97	$2,391,025.99	-$102,253.02	$73,724.04	$73,644.85	$79.19	$0.00	$0.00	$0.00
29	Jun-09	$1,649,410.30	$1,746,346.47	-$96,936.17	$58,268.30	$58,166.99	$101.31	$0.00	$0.00	$0.00
30	Jul-09	$2,732,180.79	$2,815,659.95	-$83,479.16	$62,195.24	$62,047.29	$147.95	$0.00	$0.00	$0.00
31	Aug-09	$2,023,629.18	$2,165,682.27	-$142,053.09	$51,828.96	$51,675.22	$153.74	$0.00	$0.00	$0.00
32	Sep-09	$2,507,458.96	$2,674,167.55	-$166,708.59	$52,150.09	$51,944.32	$205.77	$0.00	$0.00	$0.00
33	Oct-09	$1,531,989.26	$1,648,017.99	-$116,028.73	$48,804.20	$48,553.65	$250.55	$0.00	$0.00	$0.00
34	Nov-09	$2,144,131.98	$2,268,217.41	-$124,085.43	$46,436.63	$46,159.14	$277.49	$0.00	$0.00	$0.00
35	Dec-09	$1,673,262.58	$1,786,904.57	-$113,641.99	$49,297.93	$48,956.79	$341.14	$0.00	$0.00	$0.00
36	Jan-10	$1,936,770.79	$2,022,226.84	-$85,456.05	$40,823.04	$40,504.87	$318.17	$0.00	$0.00	$0.00
37	Feb-10	$1,035,625.47	$1,111,476.10	-$75,850.63	$44,510.63	$44,132.07	$378.56	$0.00	$0.00	$0.00
38	Mar-10	$1,090,545.18	$1,053,822.93	$36,722.25	$39,703.44	$39,341.81	$361.63	$0.00	$0.00	$0.00
39	Apr-10	$1,051,290.21	$1,041,765.75	$9,524.46	$47,165.28	$46,744.76	$420.52	$0.00	$0.00	$0.00
40	May-10	$1,008,921.80	$998,941.41	$9,980.39	$44,250.98	$43,856.49	$394.49	$0.00	$0.00	$0.00
41	Jun-10	$776,500.34	$738,358.91	$38,141.43	$56,444.59	$55,941.81	$502.78	$0.00	$0.00	$0.00
42	Jul-10	$1,002,606.40	$948,161.71	$54,444.69	$56,639.59	$56,148.04	$491.55	$0.00	$0.00	$0.00
43	Aug-10	$1,182,440.95	$1,225,259.08	-$42,818.13	$52,328.89	$51,892.42	$436.47	$0.00	$0.00	$0.00
44	Sep-10	$1,010,032.25	$943,727.93	$66,304.32	$49,061.62	$48,633.14	$428.48	$0.00	$0.00	$0.00
45	Oct-10	$1,028,497.87	$1,078,794.16	-$50,296.29	$40,537.71	$40,201.17	$336.54	$0.00	$0.00	$0.00
46	Nov-10	$1,162,459.43	$1,198,925.79	-$36,466.36	$45,971.12	$45,569.01	$402.11	$0.00	$0.00	$0.00
47	Dec-10	$1,177,156.91	$1,165,975.61	$11,181.30	$43,825.84	$43,426.90	$398.94	$0.00	$0.00	$0.00
48	Jan-11	$1,440,496.41	$1,432,773.09	$7,723.32	$41,382.08	$41,005.53	$376.55	$0.00	$0.00	$0.00
49	Feb-11	$1,025,726.01	$1,025,421.80	$304.21	$43,675.61	$43,276.36	$399.25	$0.00	$0.00	$0.00
50	Mar-11	$905,724.80	$961,144.26	-$55,419.46	$39,282.42	$38,920.53	$361.89	$0.00	$0.00	$0.00
51	Apr-11	$866,068.29	$896,808.09	-$30,739.80	$41,875.11	$41,468.23	$406.88	$0.00	$0.00	$0.00
52	May-11	$786,064.88	$811,187.33	-$25,122.45	$36,384.36	$36,019.49	$364.87	$0.00	$0.00	$0.00
53	Jun-11	$699,760.42	$726,483.54	-$26,723.12	$37,644.12	$37,256.66	$387.46	$0.00	$0.00	$0.00
54	Jul-11	$1,445,924.36	$1,458,818.73	-$12,894.37	$30,969.79	$30,642.56	$327.23	$0.00	$0.00	$0.00
55	Aug-11	$972,830.21	$931,953.93	$40,876.28	$34,041.72	$33,674.22	$367.50	$0.00	$0.00	$0.00
56	Sep-11	$852,074.73	$793,917.72	$58,157.01	$38,229.92	$37,826.75	$403.17	$0.00	$0.00	$0.00
57	Oct-11	$921,289.38	$917,909.05	$3,380.33	$35,977.49	$35,612.70	$364.79	$0.00	$0.00	$0.00
58	Nov-11	$389,089.67	$384,427.56	$4,662.11	$39,214.76	$38,815.21	$399.55	$0.00	$0.00	$0.00
59	Dec-11	$649,149.49	$622,273.05	$26,876.44	$41,676.66	$41,252.26	$424.40	$0.00	$0.00	$0.00
60	Jan-12	$777,769.78	$817,461.82	-$39,692.04	$41,048.62	$40,637.61	$411.01	$0.00	$0.00	$0.00
61	Feb-12	$1,170,410.50	$1,169,384.01	$1,026.49	$44,531.83	$44,068.05	$463.78	$0.00	$0.00	$0.00
62	Mar-12	$1,041,698.68	$1,006,554.43	$35,144.25	$34,472.30	$34,109.99	$362.31	$0.00	$0.00	$0.00
63	Apr-12	$864,050.26	$852,472.15	$11,578.11	$36,388.28	$36,013.44	$374.84	$0.00	$0.00	$0.00
64	May-12	$777,979.58	$812,843.36	-$34,863.78	$35,829.41	$35,461.16	$368.25	$0.00	$0.00	$0.00
65	Jun-12	$487,848.74	$669,018.73	-$181,169.99	$36,773.34	$36,381.59	$391.75	$0.00	$0.00	$0.00
66	Jul-12	$768,176.72	$840,316.24	-$72,139.52	$36,051.42	$35,608.31	$443.11	$0.00	$0.00	$0.00
67	Aug-12	$1,402,573.21	$1,490,580.71	-$88,007.50	$39,487.22	$38,973.36	$513.86	$0.00	$0.00	$0.00
68	Sep-12	$970,089.96	$1,022,083.52	-$51,993.56	$33,308.25	$32,843.09	$465.16	$0.00	$0.00	$0.00
69	Oct-12	$778,977.84	$902,778.41	-$123,800.57	$32,405.64	$31,933.89	$471.75	$0.00	$0.00	$0.00
70	Nov-12	$722,668.28	$756,068.64	-$33,400.36	$33,756.28	$33,223.34	$532.94	$0.00	$0.00	$0.00
71	Dec-12	$1,144,639.47	$1,210,800.09	-$66,160.62	$31,147.31	$30,642.77	$504.54	$0.00	$0.00	$0.00
72	Jan-13	$501,581.15	$223,801.68	$277,779.47	$31,018.58	$30,491.80	$526.78	$0.00	$0.00	$0.00
73	Feb-13	$761,231.54	$856,755.23	-$95,523.69	$31,348.33	$30,894.47	$453.86	$0.00	$0.00	$0.00
74	Mar-13	$784,083.45	$849,874.47	-$65,791.02	$27,948.07	$27,515.54	$432.53	$0.00	$0.00	$0.00
75	Apr-13	$752,582.55	$675,964.16	$76,618.39	$30,943.23	$30,441.59	$501.64	$0.00	$0.00	$0.00
76	May-13	$726,305.85	$708,183.77	$18,122.08	$32,319.89	$31,815.72	$504.17	$0.00	$0.00	$0.00
77	Jun-13	$708,117.99	$716,194.91	-$8,076.92	$26,671.36	$26,257.04	$414.32	$0.00	$0.00	$0.00
78	Jul-13	$752,012.88	$693,282.11	$58,730.77	$28,358.53	$27,912.79	$445.74	$0.00	$0.00	$0.00
79	Aug-13	$674,077.66	$754,623.54	-$80,545.88	$29,757.93	$29,303.74	$454.19	$0.00	$0.00	$0.00
80	Sep-13	$764,512.07	$824,778.32	-$60,266.25	$27,206.42	$26,767.02	$439.40	$0.00	$0.00	$0.00
81	Oct-13	$839,970.36	$693,085.69	$146,884.67	$26,562.20	$26,114.22	$447.98	$0.00	$0.00	$0.00
82	Nov-13	$781,632.17	$675,410.96	$106,221.21	$26,470.38	$26,058.82	$411.56	$0.00	$0.00	$0.00
83	Dec-13	$857,758.48	$768,462.06	$89,296.42	$25,903.51	$25,525.15	$378.36	$0.00	$0.00	$0.00
84	Jan-14	$780,561.80	$714,034.46	$66,527.34	$26,386.31	$26,021.34	$364.97	$0.00	$0.00	$0.00
85	Feb-14	$1,189,297.06	$1,147,150.51	$42,146.55	$23,201.58	$22,893.82	$307.76	$0.00	$0.00	$0.00
86	Mar-14	$659,415.25	$637,772.55	$21,642.70	$21,941.67	$21,656.58	$285.09	$0.00	$0.00	$0.00
87	Apr-14	$712,424.96	$572,106.27	$140,318.69	$24,023.79	$23,714.90	$308.89	$0.00	$0.00	$0.00
88	May-14	$1,034,411.55	$715,234.10	$319,177.45	$24,449.63	$24,168.76	$280.87	$0.00	$0.00	$0.00
89	Jun-14	$564,671.30	$399,413.35	$165,257.95	$21,742.61	$21,563.39	$179.22	$0.00	$0.00	$0.00
90	Jul-14	$842,125.56	$544,709.00	$297,416.56	$22,515.15	$22,367.97	$147.18	$0.00	$0.00	$0.00
91	Aug-14	$650,067.69	$648,246.17	$1,821.52	$23,298.55	$23,219.15	$79.40	$0.00	$0.00	$0.00
92	Sep-14	$1,090,666.28	$855,181.44	$235,484.84	$23,136.21	$23,057.26	$78.95	$0.00	$0.00	$0.00
93	Oct-14	$524,244.74	$456,220.07	$68,024.67	$23,560.70	$23,539.94	$20.76	$0.00	$0.00	$0.00
94	Nov-14	$676,350.81	$681,076.49	-$4,725.68	$21,046.30	$21,043.38	$2.92	$0.00	$0.00	$0.00
95	Dec-14	$621,931.32	$501,095.68	$120,835.64	$22,583.48	$22,579.15	$4.33	$0.00	$0.00	$0.00
96	Jan-15	$461,683.91	$453,084.35	$8,599.56	$23,529.16	$23,556.29	-$27.13	$0.00	$0.00	$0.00
97	Feb-15	$647,939.89	$682,235.33	-$34,295.44	$22,560.01	$22,588.33	-$28.32	$0.00	$0.00	$0.00
98	Mar-15	$492,024.51	$529,253.09	-$37,228.58	$21,092.74	$21,111.26	-$18.52	$0.00	$0.00	$0.00
99	Apr-15	$539,211.19	$555,470.81	-$16,259.62	$24,943.46	$24,954.94	-$11.48	$0.00	$0.00	$0.00
100	May-15	$469,638.13	$475,485.73	-$5,847.60	$22,315.11	$22,321.30	-$6.19	$0.00	$0.00	$0.00
101	Jun-15	$774,266.38	$743,056.27	$31,210.11	$23,214.94	$23,219.86	-$4.92	$0.00	$0.00	$0.00
Total		$150,672,169.26	$150,622,511.21	$49,658.05	$19,582,795.61	$19,557,901.13	$24,894.48	$0.00	$0.00	$0.00